Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents	For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Cash	194.4	139.5
Unrestricted investments	158.5	8.8
Cash and cash equivalents	352.9	148.3